Intangible Assets - Summary of intangible assets and goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	$ 43,063,516	$ 35,886,434
Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067	$ 15,719,572
Goodwill
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,113,626	14,112,626	14,112,626
Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	13,304,414	5,992,594
Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	321,520	794,347
Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	332,103	442,804
Intangible Assets with Finite Useful Lives | Licenses
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	3,130,935	2,797,708
Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	2,677,172	799,153
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,978,437	236,989
Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	864,247	921,593
Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	29,759,102	29,893,840
Intangible Assets with Indefinite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	479,409	615,147
Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,113,626	14,112,626
Cost
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	60,148,559	49,953,887
Cost | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	30,389,457	20,060,047	18,272,451
Cost | Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	1,891,306	1,891,306	1,891,306
Cost | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	553,505	553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	9,065,582	7,470,669	6,504,450
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	8,785,423	6,203,875
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,993,891	244,692	111,636
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	4,099,750	3,696,000	3,557,864
Cost | Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	29,759,102	29,893,840	30,608,470
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	479,409	615,147	776,272
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067	15,719,572
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,113,626	14,112,626	14,112,626
Accumulated amortisation and impairment
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(17,085,043)	(14,067,453)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(17,085,043)	(14,067,453)	(11,146,150)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(1,569,786)	(1,096,959)	(624,132)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(221,402)	(110,701)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | Licenses
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(5,934,647)	(4,672,961)	(3,799,002)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(6,108,251)	(5,404,722)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(15,454)	(7,703)	(1,413)
Accumulated amortisation and impairment | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	$ (3,235,503)	$ (2,774,407)	$ (2,240,237)